Deferred income tax - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets and liabilities
Deferred tax assets, gross	$ 432	$ 428	$ 469
Available for offset	(178)	(207)
Deferred tax assets	254	221	273	$ 194
Deferred tax liabilities, gross	(721)	(790)	(928)
Available for offset	178	207
Deferred tax liabilities	(543)	(583)	$ (732)	$ (502)
Tax losses
Deferred income tax assets and liabilities
Deferred tax assets, gross	49	34
Employee benefit obligations
Deferred income tax assets and liabilities
Deferred tax assets, gross	179	187
Depreciation timing differences
Deferred income tax assets and liabilities
Deferred tax assets, gross	83	90
Provisions
Deferred income tax assets and liabilities
Deferred tax assets, gross	69	70
Other
Deferred income tax assets and liabilities
Deferred tax assets, gross	52	47
Deferred tax liabilities, gross	(34)	(26)
Intangible assets
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	(344)	(395)
Accelerated depreciation and other fair value adjustments
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	$ (343)	$ (369)